Debt - Inputs Used In Lattice Model (Details) - Notes - Notes Due February 1, 2033 - $ / shares		1 Months Ended	12 Months Ended
	Apr. 01, 2015	Jan. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Stock price (in dollars per share)			$ 8.63	$ 9.30	$ 10.05
Conversion Rate	14.14827%	14.14827%	14.14827%	14.14827%	14.14827%
Conversion price (in dollars per share)	$ 7.07	$ 7.07	$ 7.07	$ 7.07	$ 7.07
Risk-free interest rate			1.22%	1.22%	1.33%
Estimated stock volatility			49.00%	47.00%	50.00%
Estimated credit spread			7.61%	7.65%	11.42%